Financial Items	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Items
7)	FINANCIAL ITEMS

7.1)	FINANCIAL EXPENSE
Consolidated financial expense in 2019, 2018 and 2017 includes $77, $74 and $71 of interest expense from financial obligations related to lease contracts (notes 14.2 and 16.2).

7.2)	FINANCIAL INCOME AND OTHER ITEMS, NET
The detail of financial income and other items, net in 2019, 2018 and 2017 was as follows:

		2019	2018	2017
Effects of amortized cost on assets and liabilities and others, net	$	(59)	(59)	(59)
Foreign exchange results		(32)	10	(5)
Results from financial instruments, net (notes 13.2 and 16.4)		(1)	39	9
Financial income		21	18	18
Results in the sale of associates and remeasurement of previously held interest before change in control of associates (notes 4.1 and 13.1)		—	(10)	221

	$	(71)	(2)	184